Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,589	605
Accounts and other receivables	191	90
Accounts receivable—affiliate	163	99
Advances to affiliate	36	38
Inventory	95	97
Other current assets	65	29
Total current assets	2,139	958
Property, plant and equipment, net	15,139	14,158
Debt issuance costs, net	38	121
Non-current derivative assets	31	83
Other non-current assets, net	206	222
Total assets	17,553	15,542
Current liabilities
Accounts payable	12	27
Accrued liabilities	637	418
Current debt	0	224
Due to affiliates	68	99
Deferred revenue	111	73
Deferred revenue—affiliate	1	1
Derivative liabilities	0	14
Total current liabilities	829	856
Long-term debt, net	16,046	14,209
Non-current deferred revenue	1	5
Non-current derivative liabilities	3	2
Other non-current liabilities	10	0
Other non-current liabilities—affiliate	25	27
Commitments and contingencies (see Note 16)
Partners’ equity
Common unitholders’ interest (348.6 million units and 57.1 million units issued and outstanding at December 31, 2017 and 2016, respectively)	1,670	130
Class B unitholders’ interest (zero and 145.3 million units issued and outstanding at December 31, 2017 and 2016, respectively)	0	62
Subordinated unitholders’ interest (135.4 million units issued and outstanding at December 31, 2017 and 2016)	(1,043)	240
General partner’s interest (2% interest with 9.9 million units and 6.9 million units issued and outstanding at December 31, 2017 and 2016, respectively)	12	11
Total partners’ equity	639	443
Total liabilities and partners’ equity (deficit)	$ 17,553	$ 15,542